Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 17.6%
750,000	A-AP Buyer, Inc. 7.854% (1-Month Term SOFR+325 basis points), 9/9/2031[2,3,4]	$753,750
2,000,000	Accession Risk Management Group, Inc. 9.339% (1-Month Term SOFR+475 basis points), 11/1/2029[2,4,5,6]	1,997,500
732,857	Acrisure LLC 8.211% (3-Month Term SOFR+325 basis points), 11/6/2030[2,3,4]	732,630
498,750	Ahead DB Holdings LLC 8.104% (1-Month Term SOFR+350 basis points), 2/3/2031[2,3,4]	500,932
1,238,125	AI Aqua Merger Sub, Inc. 8.357% (1-Month Term SOFR+350 basis points), 7/31/2028[2,3,4]	1,241,734
744,125	Aimbridge Acquisition Co., Inc. 8.710% (1-Month Term SOFR+375 basis points), 2/2/2026[2,3,4]	644,290
750,000	Alliance Laundry Systems LLC 8.345% (1-Month Term SOFR+350 basis points), 8/19/2031[2,3,4]	752,449
602,276	Alliant Holdings Intermediate LLC 7.759% (1-Month Term SOFR+300 basis points), 9/19/2031[2,3,4]	600,225
500,000	American Rock Salt Co. LLC 12.569% (1-Month Term SOFR+725 basis points), 6/11/2029[2,4]	351,250
495,016	Amynta Agency Borrower, Inc. 9.002% (1-Month Term SOFR+375 basis points), 2/28/2028[2,3,4]	496,973
474,457	AP Gaming I LLC 8.595% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	478,252
495,006	Aretec Group, Inc. 8.845% (1-Month Term SOFR+400 basis points), 8/9/2030[2,3,4]	492,957
750,000	Aspire Bakeries Holdings LLC 4.250% (1-Month Term SOFR+425 basis points), 12/23/2030[2,4]	746,250
746,250	AssuredPartners, Inc. 8.345% (1-Month Term SOFR+350 basis points), 2/14/2031[2,3,4]	748,168
720,619	Astoria Energy LLC 0.100% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	724,165
132,389	Asurion LLC 8.210% (1-Month Term SOFR+325 basis points), 12/23/2026[2,3,4]	132,521
733,097	Autokiniton U.S. Holdings, Inc. 8.960% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	734,552
500,000	B&G Foods, Inc. 8.557% (1-Month Term SOFR+350 basis points), 10/10/2029[2,3,4]	499,375
736,875	Barracuda Networks, Inc. 9.814% (6-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	696,531
463,568	Brightview Landscapes LLC 7.752% (3-Month Term SOFR+250 basis points), 4/20/2029[2,3,4]	464,340
748,120	Camelot U.S. Acquisition LLC 7.595% (1-Month Term SOFR+275 basis points), 1/31/2031[2,3,4]	749,617
289,500	CCI Buyer, Inc. 8.604% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	289,992

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
150,000	CCS-CMGC Holdings, Inc. 14.319% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	$63,985
497,500	Cengage Learning Inc 9.538% (6-Month Term SOFR+425 basis points), 3/24/2031[2,3,4]	500,132
497,500	Century DE Buyer LLC 9.255% (3-Month Term SOFR+400 basis points), 10/30/2030[2,3,4]	499,313
	CHG Healthcare Services, Inc.
748,072	8.460% (1-Month Term SOFR+325 basis points), 9/29/2028[2,3,4]	750,492
744,375	8.460% (1-Month Term SOFR+350 basis points), 9/29/2028[2,3,4]	747,788
496,250	CPM Holdings, Inc. 9.344% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	487,211
738,794	Creative Artists Agency LLC 7.594% (1-Month Term SOFR+275 basis points), 10/1/2031[2,3,4]	739,891
800,000	Dedalus Finance GmbH 7.370% (6-Month Euribor+375 basis points), 7/17/2027[2,4]	849,237
731,156	Dotdash Meredith, Inc. 8.944% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	735,726
721,997	ECI Macola/Max Holding LLC 7.842% (1-Month Term SOFR+325 basis points), 5/31/2030[2,3,4]	724,759
750,000	Edgewater Generation LLC 9.095% (1-Month Term SOFR+425 basis points), 8/1/2030[2,3,4]	757,136
471,575	EnergySolutions LLC 8.354% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	473,049
740,450	Ensemble RCM LLC 8.252% (3-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	742,397
740,506	EP Purchaser LLC 8.365% (3-Month Term SOFR+350 basis points), 11/6/2028[2,3,4]	738,655
750,000	EPIC Y-Grade Services LP 10.601% (3-Month Term SOFR+575 basis points), 6/29/2029[2,3,4]	749,647
616,516	EW Scripps Co. 7.960% (1-Month Term SOFR+300 basis points), 1/7/2028[2,3,4]	578,498
738,692	Filtration Group Corp. 8.460% (1-Month Term SOFR+350 basis points), 10/23/2028[2,3,4]	740,864
729,895	Flexera Software LLC 8.259% (1-Month Term SOFR+350 basis points), 3/3/2028[2,3,4]	732,541
703,125	Forest City Enterprises LP 8.460% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	679,946
750,000	Fortress Intermediate 3, Inc. 8.595% (1-Month Term SOFR+375 basis points), 6/27/2031[2,3,4]	750,157
744,330	Genesys Cloud Services Holdings II LLC 7.610% (1-Month Term SOFR+300 basis points), 12/1/2027[2,3,4]	746,947
750,000	Grant Thornton LLP/Chicago 8.095% (3-Month Term SOFR+325 basis points), 5/30/2031[2,3,4]	751,144

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
577,635	Great Outdoors Group LLC 8.710% (1-Month Term SOFR+375 basis points), 3/6/2028[2,3,4]	$579,657
748,072	Grinding Media, Inc. 9.569% (3-Month Term SOFR+400 basis points), 10/12/2028[2,3,4]	749,942
500,000	GTCR Everest Borrower LLC 7.604% (1-Month Term SOFR+300 basis points), 9/5/2031[2,3,4]	498,972
498,750	Hamilton Projects Acquiror LLC 8.595% (1-Month Term SOFR+375 basis points), 5/30/2031[2,3,4]	501,553
742,500	HireRight Holdings Corp. 8.845% (3-Month Term SOFR+400 basis points), 9/30/2030[2,3,4]	742,422
742,462	Howden Group Holdings Ltd. 8.345% (1-Month Term SOFR+350 basis points), 4/18/2030[2,4,7]	745,866
496,259	HUB International Ltd. 7.367% (3-Month Term SOFR+300 basis points), 6/20/2030[2,3,4]	497,773
736,641	Hudson River Trading LLC 8.319% (1-Month Term SOFR+300 basis points), 3/20/2028[2,3,4]	737,518
744,374	INEOS Enterprises Holdings U.S. Finco LLC 8.907% (3-Month Term SOFR+375 basis points), 7/8/2030[2,4]	747,630
458,425	INEOS U.S. Finance LLC 8.095% (1-Month Term SOFR+325 basis points), 2/19/2030[2,3,4]	459,429
444,375	INEOS U.S. Petrochem LLC 8.695% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	443,264
630,581	Ivanti Software, Inc. 9.121% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	539,740
	Kestrel Acquisition LLC
648,911	9.210% (1-Month Term SOFR+425 basis points), 6/30/2025[2,3,4]	648,960
750,000	2.250% (1-Month Term SOFR+350 basis points), 10/29/2031[2,3,4]	750,000
748,125	LBM Acquisition LLC 8.668% (1-Month Term SOFR+375 basis points), 6/6/2031[2,3,4]	738,399
750,000	Leia Finco U.S. LLC 7.887% (1-Month Term SOFR+325 basis points), 10/9/2031[2,3,4]	744,064
	Lightstone Holdco LLC
1,116,835	11.002% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	1,132,493
63,170	11.002% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	64,056
497,500	Lorca Co.-Borrower LLC 8.104% (1-Month Term SOFR+350 basis points), 4/17/2031[2,3,4]	498,950
748,120	Mariner Wealth Advisors LLC 7.845% (3-Month Term SOFR+300 basis points), 8/18/2028[2,3,4]	749,522
671,184	Medline Borrower LP 7.595% (1-Month Term SOFR+275 basis points), 10/23/2028[2,3,4]	672,563
740,625	MH Sub I LLC 9.095% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	736,852

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
744,308	Midwest Veterinary Partners LLC 8.387% (1-Month Term SOFR+375 basis points), 4/27/2028[2,3,4]	$745,666
750,000	Mitchell International, Inc. 8.095% (1-Month Term SOFR+325 basis points), 6/17/2031[2,3,4]	744,814
733,125	NAB Holdings LLC 7.354% (1-Month Term SOFR+275 basis points), 11/24/2028[2,3,4]	733,781
748,125	Nexus Buyer LLC 8.845% (1-Month Term SOFR+400 basis points), 7/31/2031[2,3,4]	746,921
496,250	Nouryon USA LLC 8.826% (3-Month Term SOFR+350 basis points), 4/3/2028[2,3,4]	499,662
498,750	OMNIA Partners LLC 7.867% (1-Month Term SOFR+375 basis points), 7/25/2030[2,3,4]	500,381
748,125	OneDigital Borrower LLC 8.095% (1-Month Term SOFR+325 basis points), 7/2/2031[2,3,4]	748,357
498,750	Outcomes Group Holdings, Inc. 9.594% (1-Month Term SOFR+425 basis points), 5/6/2031[2,3,4]	500,663
618,750	Ovg Business Services LLC 7.845% (1-Month Term SOFR+300 basis points), 6/25/2031[2,3,4]	617,977
750,000	Peer Holding III B.V. 7.604% (3-Month Term SOFR+325 basis points), 10/28/2030[2,3,4,7]	753,049
728,577	Peraton Corp. 8.695% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	707,139
716,322	Petco Health & Wellness Co., Inc. 8.115% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	682,659
746,250	Phoenix Guarantor, Inc. 8.095% (1-Month Term SOFR+325 basis points), 2/21/2031[2,3,4]	747,246
750,000	Plano HoldCo, Inc. 8.092% (1-Month Term SOFR+350 basis points), 10/2/2031[2,3,4]	755,625
732,997	PODS LLC 8.514% (3-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	693,225
731,250	Pre-Paid Legal Services, Inc. 8.710% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	732,669
746,250	Project Alpha Intermediate Holding, Inc. 9.002% (3-Month Term SOFR+375 basis points), 10/28/2030[2,3,4]	749,854
746,154	Project Boost Purchaser LLC 8.147% (1-Month Term SOFR+350 basis points), 7/16/2031[2,3,4]	747,956
301,181	Prometric Holdings, Inc. 9.710% (1-Month Term SOFR+475 basis points), 1/31/2028[2,3,4]	303,365
497,468	Propulsion BC Newco LLC 7.867% (1-Month Term SOFR+325 basis points), 9/14/2029[2,3,4]	499,854
	Raven Acquisition Holdings LLC
700,000	3.250% (1-Month Term SOFR+325 basis points), 10/24/2031[2,4]	696,500
50,000	3.250% (1-Month Term SOFR+325 basis points), 10/24/2031[2,4]	49,750

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
731,156	RealPage, Inc. 7.960% (1-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	$721,651
729,323	Red Planet Borrower LLC 8.445% (1-Month Term SOFR+375 basis points), 9/29/2028[2,3,4]	701,583
742,514	Renaissance Holdings Corp. 9.095% (3-Month Term SOFR+425 basis points), 4/30/2030[2,3,4]	744,935
733,417	Reverb Buyer, Inc. 8.852% (3-Month Term SOFR+325 basis points), 11/1/2028[2,3,4]	552,893
742,500	Rocket Software, Inc. 9.595% (1-Month Term SOFR+475 basis points), 11/28/2028[2,3,4]	744,672
500,000	Rohm Holding GmbH 8.590% (6-Month Euribor+500 basis points), 1/29/2029[2,3,4]	508,768
972,772	Surf Holdings LLC 8.359% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	972,704
750,000	TCP Sunbelt Acquisition Co. 8.845% (1-Month Term SOFR+425 basis points), 10/15/2031[2,3,4]	745,312
750,000	Touchdown Acquirer, Inc. 7.854% (1-Month Term SOFR+325 basis points), 2/21/2031[2,3,4]	752,932
884,208	Traverse Midstream Partners LLC 8.752% (3-Month Term SOFR+350 basis points), 2/16/2028[2,3,4]	888,629
458,408	UGI Energy Services LLC 7.345% (1-Month Term SOFR+250 basis points), 2/22/2030[2,3,4]	459,309
736,586	UKG, Inc. 7.926% (3-Month Term SOFR+350 basis points), 2/10/2031[2,3,4]	738,254
733,125	Univision Communications, Inc. 8.854% (3-Month Term SOFR+425 basis points), 6/25/2029[2,3,4]	729,643
550,000	VFH Parent LLC 7.595% (1-Month Term SOFR+275 basis points), 6/23/2031[2,3,4]	551,977
582,000	Vision Solutions, Inc. 8.847% (3-Month Term SOFR+400 basis points), 4/24/2028[2,3,4]	575,505
748,125	VS Buyer LLC 8.036% (1-Month Term SOFR+325 basis points), 4/14/2031[2,3,4]	749,995
997,500	Wec U.S. Holdings Ltd. 7.595% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	999,345
731,288	Whatabrands LLC 7.595% (1-Month Term SOFR+275 basis points), 8/3/2028[2,3,4]	732,037
498,722	Zacapa SARL 8.604% (3-Month Term SOFR+400 basis points), 3/22/2029[2,3,4,7]	499,899
750,000	Zegona Finance LLC 0.000% (1-Month Term SOFR+425 basis points), 7/16/2029[2,3,4]	750,937

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
746,250	Zelis Payments Buyer, Inc. 7.595% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	$739,679
	Total Bank Loans
	(Cost $72,055,213)	72,165,365
	BONDS — 81.1%
	ASSET-BACKED SECURITIES — 75.9%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 12.928% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	935,506
1,500,000	Series 2019-5A, Class ER, 11.416% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,493,342
4,200,000	AGL CLO Ltd. Series 2022-22A, Class A, 6.517% (3-Month Term SOFR+190 basis points), 10/20/2035[3,4,8]	4,214,583
1,000,000	Aimco CLO Ltd. Series 2020-11A, Class D2R2, 8.847% (3-Month Term SOFR+420 basis points), 7/17/2037[3,4,8]	1,014,148
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 6.042% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,8]	1,003,730
1,500,000	Alinea CLO Ltd. Series 2018-1A, Class D, 7.979% (3-Month Term SOFR+336.16 basis points), 7/20/2031[3,4,8]	1,508,899
1,500,000	AMMC CLO Ltd. Series 2018-22A, Class D, 7.587% (3-Month Term SOFR+296.16 basis points), 4/25/2031[3,4,8]	1,506,936
1,050,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,8]	1,056,208
	Apidos CLO
1,900,000	Series 2018-18A, Class E, 10.593% (3-Month Term SOFR+596.16 basis points), 10/22/2030[3,4,8]	1,905,173
2,250,000	Series 2017-28A, Class C, 7.379% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	2,258,111
1,250,000	Series 2017-28A, Class D, 10.379% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	1,259,872
1,750,000	Series 2015-20A, Class DR, 10.609% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	1,761,376
1,500,000	Series XXXA, Class CR, 7.632% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,8]	1,503,376
	Apidos CLO
1,500,000	Series 2018-29A, Class C, 7.637% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	1,507,293

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-33A, Class ER, 11.246% (3-Month Term SOFR+661.16 basis points), 10/24/2034[3,4,8]	$1,005,309
	Ares CLO Ltd.
2,000,000	Series 2018-47A, Class D, 7.618% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	2,007,911
875,000	Series 2014-32RA, Class C, 8.280% (3-Month Term SOFR+316.16 basis points), 5/15/2030[3,4,8]	878,176
2,150,000	Series 2018-50A, Class D, 7.818% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	2,158,980
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.079% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	995,874
1,000,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.567% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,8]	1,002,627
	Ballyrock CLO Ltd.
750,000	Series 2019-1A, Class DR, 11.668% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	757,511
1,100,000	Series 2023-23A, Class D, 12.796% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,131,989
1,000,000	Series 2020-14A, Class DR, 11.149% (3-Month Term SOFR+585 basis points), 7/20/2037[3,4,8]	1,003,188
1,000,000	Barings CLO Ltd. Series 2024-5A, Class D1, 0.000% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,8]	1,000,000
1,775,000	Barings CLO Ltd. Series 2015-2A, Class ER, 11.329% (3-Month Term SOFR+671.16 basis points), 10/20/2030[3,4,8]	1,767,749
	Barings CLO Ltd.
2,500,000	Series 2018-4A, Class D, 7.818% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	2,512,138
1,000,000	Series 2015-2A, Class DR, 7.829% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,005,702
1,000,000	Series 2015-IA, Class DR, 7.479% (3-Month Term SOFR+286.16 basis points), 1/20/2031[3,4,8]	1,007,299
1,500,000	Series 2019-3A, Class DR, 7.679% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	1,505,750
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.736% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,634,856
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 8.346% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	478,004

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.629% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	$1,004,770
2,500,000	Benefit Street Partners CLO Ltd. Series 2022-27A, Class AR, 5.987% (3-Month Term SOFR+137 basis points), 10/20/2037[3,4,8]	2,508,019
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 10.479% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	497,370
1,000,000	Series 2019-18A, Class DR, 8.318% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	1,005,635
1,500,000	Series 2020-21A, Class ER, 11.618% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,510,542
1,000,000	Series 2019-18A, Class ER, 11.668% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,011,077
1,000,000	Series 2019-17A, Class D1R2, 7.806% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,8]	1,000,004
1,000,000	Series 2022-27A, Class D1R, 7.767% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,8]	1,018,485
1,500,000	Series 2024-36A, Class D1, 7.767% (3-Month Term SOFR+295 basis points), 1/25/2038[3,4,8]	1,500,000
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.137% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	998,235
1,000,000	Bristol Park CLO Ltd. Series 2016-1A, Class ER, 11.918% (3-Month Term SOFR+726.16 basis points), 4/15/2029[3,4,8]	1,000,296
	Bryant Park Funding Ltd.
750,000	Series 2023-21A, Class E, 13.102% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	778,787
1,000,000	Series 2024-22A, Class D, 8.956% (3-Month Term SOFR+430 basis points), 4/15/2037[3,4,8]	1,021,832
1,000,000	Series 2024-22A, Class E, 11.786% (3-Month Term SOFR+713 basis points), 4/15/2037[3,4,8]	1,015,647
1,000,000	Series 2024-23A, Class E, 12.057% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,8]	1,004,654
1,125,000	Series 2021-17RA, Class D1R, 0.000% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,8]	1,125,000
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 7.601% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	492,011

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-4RA, Class D, 10.568% (3-Month Term SOFR+591.16 basis points), 7/15/2030[3,4,8]	$996,708
1,000,000	Series 2013-1A, Class DR, 11.858% (3-Month Term SOFR+674.16 basis points), 8/14/2030[3,4,8]	1,002,615
750,000	Series 2014-1A, Class DR, 7.509% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	752,503
2,000,000	Series 2014-2RA, Class C, 8.180% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	2,002,551
1,500,000	Series 2012-4A, Class DR3, 8.132% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,8]	1,504,520
	CBAM Ltd.
1,000,000	Series 2017-1A, Class E, 11.379% (3-Month Term SOFR+676.16 basis points), 7/20/2030[3,4,8]	1,005,087
2,000,000	Series 2017-4A, Class D, 7.518% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,8]	2,003,401
1,000,000	Series 2018-5A, Class D, 7.409% (3-Month Term SOFR+276.16 basis points), 4/17/2031[3,4,8]	1,001,248
2,000,000	Cedar Funding Clo Ltd. Series 2018-7A, Class DR, 7.367% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,8]	2,013,067
2,000,000	CIFC European Funding CLO Series 3X, Class D, 6.784% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,178,288
1,000,000	CIFC Funding Ltd. Series 2013-1A, Class DR, 11.559% (3-Month Term SOFR+691.16 basis points), 7/16/2030[3,4,8]	1,000,289
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 9.829% (3-Month Term SOFR+521.16 basis points), 4/19/2029[3,4,8]	2,005,036
2,000,000	Series 2017-4A, Class D, 10.996% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	2,005,410
1,500,000	Series 2013-4A, Class DRR, 7.679% (3-Month Term SOFR+306.16 basis points), 4/27/2031[3,4,8]	1,504,121
1,000,000	Series 2013-4A, Class ERR, 10.329% (3-Month Term SOFR+571.16 basis points), 4/27/2031[3,4,8]	1,003,715
1,500,000	Series 2018-3A, Class D, 7.744% (3-Month Term SOFR+311.16 basis points), 7/18/2031[3,4,8]	1,503,918
500,000	Series 2018-3A, Class E, 10.394% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	501,495
1,000,000	Series 2016-1A, Class D2RR, 9.129% (3-Month Term SOFR+451.16 basis points), 10/21/2031[3,4,8]	988,521

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
997,000	Series 2014-3A, Class ER2, 10.993% (3-Month Term SOFR+636.16 basis points), 10/22/2031[3,4,8]	$1,005,125
1,500,000	Series 2019-6A, Class A1R, 6.097% (3-Month Term SOFR+145 basis points), 7/16/2037[3,4,8]	1,509,961
1,000,000	Series 2021-4A, Class AR, 6.533% (3-Month Term SOFR+136 basis points), 7/23/2037[3,4,8]	1,000,456
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 7.829% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	1,003,550
	Crestline Denali CLO Ltd.
1,250,000	Series 2017-1A, Class D, 8.609% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,258,741
1,000,000	Series 2016-1A, Class DR, 8.238% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	1,005,277
2,000,000	Cumulus Static CLO Series 2024-1A, Class E, 10.065% (3-Month Euribor+624 basis points), 11/15/2033[3,4,8]	2,185,170
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 6.409% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,912,268
	Denali Capital CLO Ltd.
1,000,000	Series 2016-1A, Class DR, 7.668% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	1,000,000
1,500,000	Series 2016-1A, Class ER, 10.818% (3-Month Term SOFR+616.16 basis points), 4/15/2031[3,4,8]	1,500,000
1,500,000	Dewolf Park CLO Ltd. Series 2017-1A, Class E, 11.118% (3-Month Term SOFR+646.16 basis points), 10/15/2030[3,4,8]	1,506,183
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/20303,8,9	1,684,875
750,000	Series 2018-65A, Class D, 7.994% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	748,704
995,000	Series 2018-57A, Class D, 7.930% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	991,204
330,000	Series 2018-57A, Class E, 10.580% (3-Month Term SOFR+546.16 basis points), 5/15/2031[3,4,8]	313,994
1,025,000	Series 2019-80A, Class DR, 7.747% (3-Month Term SOFR+310 basis points), 1/17/2033[3,4,8]	1,001,921
1,000,000	Series 2020-77A, Class FR, 12.980% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	855,060
	Dryden Euro CLO
1,000,000	Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	1,051,053

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2021-91X, Class D, 8.058% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	$1,097,278
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,378,027
	Dryden Senior Loan Fund
2,500,000	Series 2013-30A, Class DR, 7.980% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	2,501,462
1,000,000	Series 2013-30A, Class FR, 12.630% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	831,370
750,000	Series 2014-36A, Class DR3, 8.608% (3-Month Term SOFR+395.16 basis points), 4/15/2029[3,4,8]	752,409
963,000	Series 2014-36A, Class ER2, 11.798% (3-Month Term SOFR+714.16 basis points), 4/15/2029[3,4,8]	962,759
1,875,000	Series 2015-38A, Class DR, 7.918% (3-Month Term SOFR+326.16 basis points), 7/15/2030[3,4,8]	1,881,557
1,000,000	Series 2017-49A, Class DR, 8.294% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,001,576
975,000	Series 2016-45A, Class DRR, 7.706% (3-Month Term SOFR+305 basis points), 10/15/2030[3,4,8]	978,068
	Eaton Vance CLO Ltd.
1,575,000	Series 2015-1A, Class DR, 7.379% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,580,678
2,250,000	Series 2013-1A, Class D3R, 11.718% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,257,000
1,000,000	Series 2020-2A, Class ER2, 11.156% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,8]	1,004,886
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 7.879% (3-Month Term SOFR+326.16 basis points), 4/20/2034[3,4,8]	1,000,000
2,500,000	Series 2022-1A, Class E, 10.967% (3-Month Term SOFR+635 basis points), 4/20/2035[3,4,8]	2,514,061
1,500,000	Series 2022-8A, Class FR, 12.367% (3-Month Term SOFR+775 basis points), 10/20/2036[3,4,8]	1,482,215
3,500,000	Series 2020-1A, Class AR, 6.092% (3-Month Term SOFR+146 basis points), 4/18/2037[3,4,8]	3,520,107
2,500,000	Series 2020-3A, Class ARR, 6.012% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	2,513,404
1,000,000	Series 2019-3A, Class A1RR, 6.012% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	1,006,883
	Empower CLO Ltd.
2,500,000	Series 2022-1A, Class A1R, 6.007% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,8]	2,499,979

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2022-1A, Class D1R, 7.617% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	$1,499,992
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	868,000
8,000,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	3,810,382
750,000	Series 2021-2A, Class E, 11.118% (3-Month Term SOFR+646.16 basis points), 10/15/2034[3,4,8]	753,172
1,000,000	Series 2020-1A, Class ER, 11.578% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,8]	1,009,018
	Galaxy CLO Ltd.
1,000,000	Series 2018-26A, Class F, 13.383% (3-Month Term SOFR+826.16 basis points), 11/22/2031[3,4,8]	950,393
1,000,000	Series 2023-32A, Class E, 11.947% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	1,033,667
	Generate CLO Ltd.
1,000,000	Series 9A, Class E, 11.729% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	1,009,360
1,000,000	Series 3A, Class D2R, 9.517% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,8]	1,034,899
1,250,000	Series 7A, Class D1R, 8.632% (3-Month Term SOFR+400 basis points), 4/22/2037[3,4,8]	1,282,250
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 8.469% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	802,419
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2019-5A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,8]	1,003,338
1,000,000	Series 2020-7A, Class FR, 12.629% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	966,432
1,000,000	Series 2021-9A, Class FR, 13.077% (3-Month Term SOFR+846 basis points), 4/20/2037[3,4,8]	1,008,143
1,000,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 7.779% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,8]	1,002,431
1,500,000	GoldenTree Loan Opportunities Ltd. Series 2016-12A, Class ER, 10.279% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,505,784
1,500,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 6.815% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,8]	1,504,084

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 9.868% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	$499,993
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 9.071% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	1,095,390
4,000,000	Grippen Park CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	227,600
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A, Class D, 9.117% (3-Month Term SOFR+450 basis points), 1/21/2036[3,4,8]	1,010,608
	Highbridge Loan Management Ltd.
850,000	Series 3A-2014, Class CR, 8.494% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	852,496
1,250,000	Series 5A-2015, Class DR3, 7.635% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,8]	1,250,003
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	264,482
	HPS Loan Management Ltd.
1,500,000	Series 8A-2016, Class DR, 7.779% (3-Month Term SOFR+316.16 basis points), 7/20/2030[3,4,8]	1,504,697
1,500,000	Series 8A-2016, Class ER, 10.379% (3-Month Term SOFR+576.16 basis points), 7/20/2030[3,4,8]	1,505,353
1,000,000	Series 13A-18, Class DR, 7.606% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,8]	1,001,197
1,500,000	Series 6A-2015, Class CR, 8.004% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	1,503,877
2,000,000	Series 15A-19, Class ER, 11.432% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,013,377
750,000	LCM LP Series 18A, Class DR, 7.679% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	729,420
	Magnetite Ltd.
1,000,000	Series 2018-20A, Class E, 10.229% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,003,636
1,000,000	Series 2023-39A, Class D, 8.776% (3-Month Term SOFR+415 basis points), 10/25/2033[3,4,8]	1,006,695
750,000	Series 2022-35A, Class ER, 11.876% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	772,938
2,000,000	Series 2021-29A, Class AR, 6.592% (3-Month Term SOFR+135 basis points), 7/15/2037[3,4,8]	2,010,562

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Marble Point CLO Ltd. Series 2018-1A, Class D, 7.909% (3-Month Term SOFR+326.16 basis points), 7/16/2031[3,4,8]	$997,557
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 11.029% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	796,005
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 11.638% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	1,007,462
1,250,000	Series 2022-16A, Class E, 11.506% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,262,074
1,250,000	Series 2022-17A, Class E, 12.517% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,266,100
1,000,000	Series 2022-18A, Class E, 13.117% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	1,019,765
1,000,000	Series 2023-19A, Class E, 13.517% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,044,603
	Mountain View CLO Ltd.
750,000	Series 2019-1A, Class DR, 8.858% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	740,997
1,000,000	Series 2019-2A, Class DR, 9.256% (3-Month Term SOFR+460 basis points), 7/15/2037[3,4,8]	1,011,266
5,000,000	Neuberger Berman CLO Ltd. Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,719,863
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	Series 2024-55A, Class E, 11.132% (3-Month Term SOFR+650 basis points), 4/22/2038[3,4,8]	1,272,937
1,000,000	Series 2018-27A, Class D2R, 9.156% (3-Month Term SOFR+450 basis points), 7/15/2038[3,4,8]	1,011,274
1,175,000	Series 2018-27A, Class ER, 11.406% (3-Month Term SOFR+675 basis points), 7/15/2038[3,4,8]	1,184,466
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.215% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,094,104
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 11.479% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	1,008,494
	New Mountain CLO Ltd.
1,175,000	Series CLO-2A, Class E, 11.278% (3-Month Term SOFR+662.16 basis points), 4/15/2034[3,4,8]	1,183,494
1,500,000	Series CLO-1A, Class ER, 11.598% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,515,099

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series CLO-5A, Class E, 11.467% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	$1,014,342
500,000	Series CLO-4A, Class E, 12.767% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	513,366
	Newark BSL CLO Ltd.
1,250,000	Series 2017-1A, Class CR, 8.037% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	1,255,542
1,500,000	Series 2017-1A, Class D, 11.187% (3-Month Term SOFR+656.16 basis points), 7/25/2030[3,4,8]	1,488,646
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 9.629% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	1,261,840
	OCP CLO Ltd.
2,000,000	Series 2014-6A, Class CR, 8.109% (3-Month Term SOFR+346.16 basis points), 10/17/2030[3,4,8]	2,006,595
750,000	Series 2014-6A, Class DR, 11.429% (3-Month Term SOFR+678.16 basis points), 10/17/2030[3,4,8]	747,336
2,050,000	Series 2014-5A, Class CR, 7.779% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	2,057,710
500,000	Series 2020-8RA, Class D, 11.909% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	504,096
1,700,000	Series 2019-16A, Class ER, 11.288% (3-Month Term SOFR+661.16 basis points), 4/10/2033[3,4,8]	1,708,434
1,000,000	Series 2021-22A, Class D, 7.979% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	1,000,000
1,000,000	Series 2023-28A, Class E, 13.047% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,039,541
1,500,000	Series 2023-30A, Class E, 11.725% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,534,735
1,000,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,8]	1,020,113
1,750,000	Series 2024-32A, Class E, 11.386% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,8]	1,786,495
1,025,000	Series 2020-18A, Class A1R2, 6.604% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,8]	1,025,747
1,500,000	Series 2022-25A, Class A1R, 6.702% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,8]	1,500,918
1,305,000	Series 2020-18A, Class ER2, 11.484% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,8]	1,314,748
1,500,000	Series 2021-22A, Class D1R, 0.000% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	1,500,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Octagon Investment Partners Ltd.
1,500,000	Series 2018-2A, Class C, 7.737% (3-Month Term SOFR+311.16 basis points), 7/25/2030[3,4,8]	$1,490,536
1,805,000	Series 2013-1A, Class DR2, 7.387% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,811,021
1,000,000	Series 2018-18A, Class C, 7.609% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	992,726
750,000	Series 2020-1A, Class ER, 11.129% (3-Month Term SOFR+651.16 basis points), 7/20/2034[3,4,8]	720,462
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 10.909% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	999,160
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 10.989% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,496,706
1,500,000	Series 2017-21A, Class C, 7.549% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,8]	1,505,544
1,750,000	Series 2014-6A, Class CT, 7.286% (3-Month Term SOFR+263.84 basis points), 4/17/2031[3,4,8]	1,755,298
1,500,000	Series 2014-6A, Class DS, 10.959% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,8]	1,445,332
1,500,000	Series 2018-20A, Class C, 7.829% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,505,046
1,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class C, 8.209% (3-Month Term SOFR+359.16 basis points), 10/20/2031[3,4,8]	1,001,387
	Post CLO Ltd.
2,000,000	Series 2023-1A, Class E, 12.517% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	2,049,966
1,000,000	Series 2024-1A, Class E, 11.417% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,8]	1,019,848
2,000,000	Post CLO VI Ltd. Series 2024-2A, Class A1, 0.000% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,8]	2,000,000
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.519% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	710,614
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	26,562
1,750,000	Series 2015-1A, Class FRR, 13.349% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,508,746

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Regatta Funding Ltd.
1,882,500	Series 2018-4A, Class D, 11.387% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	$1,850,966
1,000,000	Series 2019-2A, Class ER, 11.756% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,8]	1,004,531
3,500,000	Series 2016-1A, Class A1R2, 6.225% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,8]	3,508,272
1,000,000	Series 2016-1A, Class ER2, 11.475% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,007,950
1,000,000	Series 2023-2A, Class D, 9.876% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	1,023,601
1,000,000	Series 2017-1A, Class D1R, 8.347% (3-Month Term SOFR+370 basis points), 4/17/2037[3,4,8]	1,020,355
500,000	Series 2017-1A, Class D2R, 9.647% (3-Month Term SOFR+500 basis points), 4/17/2037[3,4,8]	508,460
2,000,000	Series 2017-3A, Class AR, 6.127% (3-Month Term SOFR+148 basis points), 7/17/2037[3,4,8]	2,009,903
1,250,000	Series 2018-1A, Class ER, 11.397% (3-Month Term SOFR+675 basis points), 7/17/2037[3,4,8]	1,265,701
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 13.404% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	591,177
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 7.818% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,502,882
	Shackleton CLO Ltd.
1,000,000	Series 2013-4RA, Class C, 7.788% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	1,002,905
2,000,000	Series 2015-7RA, Class ARR, 5.756% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,8]	2,000,007
	Signal Peak CLO Ltd.
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	1,068,097
1,000,000	Series 2018-5A, Class D1R, 8.826% (3-Month Term SOFR+420 basis points), 4/25/2037[3,4,8]	1,025,870
	Silver Point CLO Ltd.
2,500,000	Series 2024-6A, Class A1, 0.000% (3-Month Term SOFR+140 basis points), 10/15/2037[3,4,8]	2,500,000
1,000,000	Series 2024-6A, Class D1, 0.000% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,8]	1,000,000
	Sound Point CLO Ltd.
2,500,000	Series 2017-3A, Class C, 7.879% (3-Month Term SOFR+326.16 basis points), 10/20/2030[3,4,8]	2,517,770

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2018-2A, Class D, 7.879% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	$997,499
1,500,000	Series 2019-1A, Class DR, 8.379% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,478,636
1,000,000	Series 2019-3A, Class DR, 8.387% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	955,742
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DRR, 7.576% (3-Month Term SOFR+295 basis points), 7/23/2033[3,4,8]	1,002,644
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2016-1A, Class DR3, 7.647% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	1,001,736
1,500,000	Series 2016-1A, Class ER3, 10.897% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,505,785
1,000,000	Series 2018-1X, Class ER, 11.016% (3-Month Term SOFR+641.16 basis points), 1/29/2032[3,4]	1,006,569
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.749% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	952,200
	THL Credit Wind River CLO Ltd.
2,350,000	Series 2013-2A, Class DR, 7.844% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,355,098
1,000,000	Series 2014-2A, Class DR, 7.818% (3-Month Term SOFR+316.16 basis points), 1/15/2031[3,4,8]	1,003,048
	TRESTLES CLO Ltd.
2,500,000	Series 2017-1A, Class A1RR, 6.086% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,8]	2,511,032
1,950,000	Series 2018-2A, Class A1R, 6.196% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,8]	1,966,101
	Trinitas CLO Ltd.
2,000,000	Series 2023-25A, Class D1, 9.626% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,8]	2,059,104
2,000,000	Series 2024-29A, Class A1, 6.799% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,8]	2,006,165
1,316,078	Upland CLO Ltd. Series 2016-1A, Class A1AR, 5.899% (3-Month Term SOFR+128.16 basis points), 4/20/2031[3,4,8]	1,319,983
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.467% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,8]	1,003,846

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.868% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	$501,073
1,000,000	Series 2014-1A, Class CR2, 7.694% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,8]	1,002,942
1,800,000	Series 2018-1A, Class C, 7.479% (3-Month Term SOFR+286.16 basis points), 4/19/2031[3,4,8]	1,806,486
1,750,000	Series 2018-3A, Class D, 7.918% (3-Month Term SOFR+326.16 basis points), 10/15/2031[3,4,8]	1,754,147
2,500,000	Series 2016-3A, Class CR, 8.144% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	2,505,053
1,000,000	Series 2020-3A, Class ER, 11.279% (3-Month Term SOFR+666.16 basis points), 10/20/2034[3,4,8]	1,004,049
1,000,000	Series 2019-4A, Class ER, 11.628% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	1,008,002
1,125,000	Series 2022-3A, Class ER, 12.617% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,168,758
250,000	Series 2022-4A, Class ER, 11.317% (3-Month Term SOFR+670 basis points), 4/20/2037[3,4,8]	254,367
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,8]	1,000,003
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,8,10]	2,175,568
950,000	Wellfleet CLO Ltd. Series 2018-2A, Class A1R, 5.697% (3-Month Term SOFR+81.84 basis points), 10/20/2031[3,4,8]	950,006
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 8.293% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	732,412
	Total Asset-Backed Securities
	(Cost $313,017,055)	310,691,041
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.098%, 5/10/2044[3,8,9]	155,887
1,932,749	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	1,627,865
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	301,251
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	48,472
	Total Commercial Mortgage-Backed Securities
	(Cost $2,812,726)	2,133,475

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE — 4.7%
	BASIC MATERIALS — 0.3%
536,000	Nobian Finance B.V. 3.625%, 7/15/2026[3]	$576,681
700,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	692,161
		1,268,842
	COMMUNICATIONS — 0.7%
750,000	Altice Financing S.A. 5.000%, 1/15/2028[3,7,8]	635,014
650,000	Front Range BidCo, Inc. 4.000%, 3/1/2027[3,8]	579,036
665,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	675,836
875,000	ION Trading Technologies Sarl 5.750%, 5/15/2028[3,7,8]	797,642
		2,687,528
	CONSUMER, CYCLICAL — 0.4%
800,000	Deuce Finco Plc 5.500%, 6/15/2027[3]	1,010,574
800,000	ZF Finance GmbH 2.250%, 5/3/2028[3]	796,497
		1,807,071
	CONSUMER, NON-CYCLICAL — 1.1%
805,000	B&G Foods, Inc. 5.250%, 9/15/2027[3]	781,996
950,000	CAB SELAS 3.375%, 2/1/2028[3]	960,306
925,000	Cidron Aida Finco Sarl 5.000%, 4/1/2028[3]	983,309
982,000	HAH Group Holding Co. LLC 9.750%, 10/1/2031[3,8]	1,001,547
775,000	House of HR Group B.V. 9.000%, 11/3/2029[3]	845,672
		4,572,830
	ENERGY — 0.9%
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,11	—
950,000	Nabors Industries Ltd. 7.500%, 1/15/2028[3,7,8]	906,110

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
1,000,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,12]	$940,292
975,000	Star Holding LLC 8.750%, 8/1/2031[3,8]	928,453
975,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[3,8]	937,215
		3,712,070
	FINANCIAL — 0.6%
500,000	Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/6/2030[3,8]	508,808
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 4.250%, 10/15/2027[3,8]	474,685
825,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,8]	770,344
750,000	Howden UK Refinance PLC 8.125%, 2/15/2032[3,7,8]	759,408
		2,513,245
	INDUSTRIAL — 0.3%
1,000,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	998,113
	TECHNOLOGY — 0.4%
750,000	Central Parent, Inc. / CDK Global, Inc. 7.250%, 6/15/2029[3,8]	753,549
900,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	873,691
		1,627,240
	Total Corporate
	(Cost $19,301,613)	19,186,939
	Total Bonds
	(Cost $335,131,394)	332,011,455

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 12.9%
52,740,004	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.62%[13,14]	$52,740,004
	Total Short-Term Investments
	(Cost $52,740,004)	52,740,004
	TOTAL INVESTMENTS — 111.6%
	(Cost $459,926,611)	456,916,824
	Liabilities in Excess of Other Assets — (11.6)%	(47,402,610)
	TOTAL NET ASSETS — 100.0%	$409,514,214

Principal Amount[1]
	SECURITIES SOLD SHORT — (0.1)%
	BONDS — (0.1)%
	CORPORATE — (0.1)%
	CONSUMER, CYCLICAL — (0.1)%
$(525,000)	Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029[3,8]	(440,008)
	Total Corporate
	(Proceeds $447,764)	(440,008)
	Total Bonds
	(Proceeds $447,764)	(440,008)
	Total Securities Sold Short
	(Proceeds $447,764)	$(440,008)

EUR –	Euro

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $312,570,340 which represents 76.33% of total net assets of the Fund.
[9]	Variable rate security.
[10]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[11]	Security is in default.
[12]	Convertible security.
[13]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,099,940, which represents 0.51% of total net assets of the Fund.
[14]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2024	Unrealized Appreciation (Depreciation)
EUR	JP Morgan	EUR per USD	12/5/2024	(3,968,750)	$(4,386,703)	$(4,323,975)	$62,728
EUR	JP Morgan	EUR per USD	12/23/2024	(4,498,500)	(4,948,670)	(4,905,133)	43,537
EUR	JP Morgan	EUR per USD	1/24/2025	(7,000,000)	(7,574,728)	(7,643,071)	(68,343)
EUR	JP Morgan	EUR per USD	5/8/2025	(2,000,000)	(2,178,984)	(2,195,566)	(16,582)
EUR	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,212,784)	3,326
					$(21,305,195)	$(21,280,529)	$24,666
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(21,305,195)	$(21,280,529)	$24,666

EUR – Euro

USD – U.S. Dollar